Prepaid Expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Prepaid Expenses [Abstract]
PREPAID EXPENSES
NOTE 3	PREPAID EXPENSES

During the six months ended December 31, 2016, the Company prepaid certain expenses related to software licensing fees. At December 31, 2016 and June 30, 2016, $196,240 and $592,769, respectively, of these expenses remains to be amortized over the useful life through May 2017.

NOTE 3	PREPAID EXPENSES

During the year ended June 30, 2016, the Company prepaid certain expenses related to software licensing fees, freight, supplies and legal expenses. At June 30, 2016, $592,769 of these expenses remains to be amortized over the useful life through May 2017.